NID
Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 126.4% (100.0% of Total Investments)
	MUNICIPAL BONDS – 126.4% (100.0% of Total Investments)
	Alaska – 0.3% (0.2% of Total Investments)
$2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	9/19 at 100.00	B3	$2,002,540
	Arizona – 0.9% (0.8% of Total Investments)
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	A1	2,177,740
690	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30, 144A	7/25 at 100.00	N/R	704,097
865	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 5.000%, 7/01/23	No Opt. Call	Ba1	909,833
80	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.250%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	87,105
290	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba1	310,048
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014, 5.125%, 2/01/34	2/24 at 100.00	B+	1,029,300
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25	7/20 at 102.00	BB-	760,403
409	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	9/19 at 100.00	N/R	409,106
6,094	Total Arizona			6,387,632
	Arkansas – 0.4% (0.3% of Total Investments)
2,665	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B	2,897,441
	California – 12.6% (10.0% of Total Investments)
1,850	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 4.000%, 10/01/35 – AGM Insured	10/26 at 100.00	AA	2,079,326
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0089, 21.757%, 8/01/30 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	6,029,884
710	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (4)	763,030
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 4.578%, 4/01/36, 144A (IF) (5)	10/26 at 100.00	AA	889,567

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
$1,095	5.250%, 11/01/29	11/26 at 100.00	BBB-	$1,320,121
1,140	5.000%, 11/01/30	11/26 at 100.00	BBB-	1,346,853
1,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	1,073,160
1,000	California Public Finance Authority, Revenue Bonds, Verity Health System, Series 2015B, 7.250%, 6/10/20	No Opt. Call	N/R	1,006,250
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
500	5.250%, 12/01/29	12/24 at 100.00	BB	579,570
2,500	5.250%, 12/01/34	12/24 at 100.00	BB	2,851,275
2,300	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/27, 144A	6/26 at 100.00	BB	2,714,276
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	8/20 at 100.00	N/R	5,171,500
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 5.300%, 1/15/29 – AGM Insured (6)	No Opt. Call	AA	3,181,920
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
2,000	5.000%, 6/01/30	6/28 at 100.00	BBB	2,453,720
3,260	5.000%, 6/01/32	6/28 at 100.00	BBB	3,960,672
5,290	5.000%, 6/01/33	6/28 at 100.00	BBB	6,408,888
3,805	5.000%, 6/01/34	6/28 at 100.00	BBB	4,590,352
1,415	5.000%, 6/01/35	6/28 at 100.00	BBB	1,701,297
2,510	3.500%, 6/01/36	6/22 at 100.00	BBB	2,562,308
100	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23	9/19 at 100.00	A	100,291
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,665,769
250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (4)	278,880
4,100	Natomas Unified School District, Sacramento County, California, General Obligation Bonds, Election 2018, Series 2019, 3.000%, 8/01/46 – AGM Insured (UB) (5)	8/26 at 100.00	AA	4,175,809
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
855	5.500%, 11/01/19 (ETM)	No Opt. Call	N/R (4)	861,045
5,000	6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	5,044,100
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29	9/22 at 100.00	N/R	761,110

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,975	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	$2,318,413
155	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	159,373
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014, 5.000%, 9/01/29	9/24 at 100.00	N/R	573,400
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2005A, 5.750%, 10/01/24 – AGM Insured	No Opt. Call	AA	2,859,007
440	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	492,571
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding Bonds Series 2013, 5.000%, 9/01/20	No Opt. Call	N/R	268,611
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32	3/23 at 100.00	N/R	1,637,775
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32	3/23 at 100.00	N/R	1,637,955
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27	9/19 at 100.00	BB-	10,035,500
1,050	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	9/19 at 100.00	Baa2	1,054,630
74,710	Total California			85,608,208
	Colorado – 3.0% (2.4% of Total Investments)
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
750	4.000%, 12/31/30 (AMT)	12/27 at 100.00	A-	859,942
250	4.000%, 6/30/31 (AMT)	12/27 at 100.00	A-	285,928
645	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/29	6/23 at 100.00	A+	713,467
330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 6.125%, 11/01/20	No Opt. Call	B	334,769
100	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22	No Opt. Call	BB+	103,551
420	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (4)	430,693
889	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017, 0.000%, 10/01/27 (AMT) (7), (8)	No Opt. Call	N/R	307,559
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust 2015-XF0223, 10.381%, 11/15/30, 144A (IF) (5)	11/22 at 100.00	AA+	4,323,234

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
$100	17.133%, 3/01/25, 144A (IF) (5)	No Opt. Call	AA	$203,194
300	17.133%, 3/01/26, 144A (IF) (5)	No Opt. Call	AA	650,046
430	17.097%, 3/01/27, 144A (IF) (5)	No Opt. Call	AA	993,511
725	17.133%, 3/01/28, 144A (IF) (5)	No Opt. Call	AA	1,776,823
200	17.133%, 3/01/29, 144A (IF) (5)	No Opt. Call	AA	506,278
635	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	BB	700,037
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/26	No Opt. Call	Baa2	2,421,760
860	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 5.750%, 3/01/32	3/20 at 100.00	N/R	857,721
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/21, 144A	No Opt. Call	N/R	1,064,510
528	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016, 3.000%, 12/01/21	No Opt. Call	N/R	530,703
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27	12/22 at 100.00	AA-	3,513,541
16,582	Total Colorado			20,577,267
	Connecticut – 0.0% (0.0% of Total Investments)
7,793	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (8)	No Opt. Call	N/R	266,927
	District of Columbia – 0.8% (0.6% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013:
255	4.000%, 10/01/19	No Opt. Call	BB+	255,250
500	4.000%, 10/01/20	No Opt. Call	BB+	504,985
670	4.000%, 10/01/21	No Opt. Call	BB+	683,366
800	District of Columbia, Revenue Bonds, District of Columbia International School, Series 2019, 5.000%, 7/01/39	7/29 at 100.00	BBB	982,384
355	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A, 4.125%, 7/01/27	7/24 at 103.00	N/R	375,650
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond Trust 2016-XF2341:
745	16.529%, 6/01/29, 144A (IF) (5)	6/21 at 100.00	AA+	977,604
785	16.474%, 6/01/30, 144A (IF) (5)	6/21 at 100.00	AA+	1,026,364
520	16.529%, 6/01/31, 144A (IF) (5)	6/21 at 100.00	AA+	678,179
4,630	Total District of Columbia			5,483,782

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 9.1% (7.2% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
$425	5.000%, 11/15/20	No Opt. Call	BBB	$441,685
150	5.000%, 11/15/23	No Opt. Call	BBB	169,302
635	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/25 at 100.00	N/R	658,692
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.750%, 7/01/30, 144A	7/25 at 100.00	N/R	8,082,864
430	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1, 5.000%, 10/01/31 – NPFG Insured	9/19 at 100.00	Baa2	436,790
1,855	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	1,903,638
660	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB-	684,908
390	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 3.500%, 11/01/21, 144A	No Opt. Call	N/R	392,866
1,465	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	B+	1,526,896
7,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	1/20 at 104.00	N/R	6,715,730
640	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22	No Opt. Call	N/R	668,742
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012:
695	5.250%, 11/01/22	No Opt. Call	N/R	723,669
1,280	5.750%, 11/01/32	11/23 at 100.00	N/R	1,355,904
1,755	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	9/19 at 100.00	BB-	1,756,071
4,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (AMT), 144A	6/20 at 100.00	BBB+	4,068,680
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option Bond Trust 2016-XG0099:
700	16.048%, 7/01/22, 144A (IF) (5)	No Opt. Call	A	1,049,097
820	16.048%, 7/01/23, 144A (IF) (5)	7/22 at 100.00	A	1,240,963
1,115	16.048%, 7/01/24, 144A (IF) (5)	7/22 at 100.00	A	1,693,953
800	16.048%, 7/01/25, 144A (IF) (5)	7/22 at 100.00	A	1,213,040
545	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	568,130
945	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22	No Opt. Call	N/R	971,044

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25 (Pre-refunded 12/01/24)	12/24 at 100.00	A+ (4)	$594,515
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/33	11/22 at 100.00	BBB+	974,034
365	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A	4/29 at 100.00	Ba1	413,337
2,610	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2017, 4.000%, 5/01/31	5/27 at 100.00	BBB	2,872,305
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	5/22 at 100.00	BBB	1,893,111
945	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	976,081
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A-	3,355,121
2,350	5.000%, 7/01/30	7/24 at 100.00	A-	2,679,940
1,560	5.000%, 7/01/31	7/24 at 100.00	A-	1,765,858
1,400	5.000%, 7/01/32	7/24 at 100.00	A-	1,578,430
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond Trust 2016-XG0097:
400	16.307%, 7/01/27, 144A (IF) (5)	7/22 at 100.00	A+	601,240
290	16.307%, 7/01/28, 144A (IF) (5)	7/22 at 100.00	A+	432,506
1,000	11.356%, 7/01/29, 144A (IF) (5)	7/22 at 100.00	A+	1,377,010
1,000	11.356%, 7/01/30, 144A (IF) (5)	7/22 at 100.00	A+	1,354,820
1,000	16.307%, 7/01/31, 144A (IF) (5)	7/22 at 100.00	A+	1,482,650
1,025	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.000%, 5/01/23	5/22 at 100.00	N/R	1,069,270
1,355	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23	No Opt. Call	N/R	1,378,496
300	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22	No Opt. Call	BBB-	319,029
55,165	Total Florida			61,440,417
	Georgia – 0.5% (0.4% of Total Investments)
650	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1, 6.500%, 1/01/29	1/28 at 100.00	N/R	709,592
2,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	Baa3	2,109,280
575	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38 (AMT), 144A	1/28 at 100.00	N/R	613,565
3,225	Total Georgia			3,432,437

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 3.9% (3.1% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
$1,860	5.000%, 11/15/24	No Opt. Call	BB	$2,121,814
2,170	5.000%, 11/15/33	11/25 at 100.00	BB	2,460,064
	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A:
660	6.000%, 12/01/20	No Opt. Call	B+	669,537
325	6.875%, 12/01/40	12/20 at 100.00	B+	335,637
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	A-	1,242,186
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.250%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	A- (4)	2,069,120
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
1,365	5.250%, 7/01/24	7/23 at 100.00	A-	1,537,004
2,500	5.500%, 7/01/43	7/23 at 100.00	A-	2,770,200
	Guam Government, General Obligation Bonds, 2009 Series A:
235	6.000%, 11/15/19	No Opt. Call	BB-	237,051
2,500	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	2,528,250
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (4)	1,010,560
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
2,500	5.000%, 12/01/25	No Opt. Call	BB	2,915,375
3,750	5.000%, 12/01/26	No Opt. Call	BB	4,451,400
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,240,035
200	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	BBB	224,266
24,190	Total Guam			26,812,499
	Hawaii – 1.3% (1.0% of Total Investments)
6,215	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	6,629,478
310	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	A-	317,961
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc, Series 1997, 5.625%, 11/15/27 (AMT)	9/19 at 100.00	BB	1,564,384
8,075	Total Hawaii			8,511,823
	Idaho – 0.4% (0.3% of Total Investments)
2,530	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/30	9/26 at 100.00	BB+	2,924,629
	Illinois – 21.2% (16.7% of Total Investments)
5,580	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	No Opt. Call	N/R	5,676,534
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 5.750%, 4/01/34	4/27 at 100.00	A	6,072,850

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$440	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017, 5.000%, 4/01/42	4/27 at 100.00	A	$498,124
470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35	12/24 at 100.00	BB	520,492
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
325	5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (4)	328,036
1,275	5.000%, 12/01/19	No Opt. Call	BB-	1,284,932
1,230	5.000%, 12/01/20	No Opt. Call	BB	1,279,016
3,420	5.000%, 12/01/31	12/20 at 100.00	BB	3,517,641
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
7,225	5.000%, 12/01/26	No Opt. Call	BB	8,380,422
1,875	5.000%, 12/01/27	No Opt. Call	BB	2,198,925
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB	1,142,810
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A, 5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	AA	1,228,500
2,115	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/23	No Opt. Call	BB	2,336,292
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	BB	1,257,500
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,470	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	Baa2	1,362,396
1,500	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	1,208,580
2,267	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	9/19 at 100.00	N/R	2,266,958
176	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project, Series 2010, 6.870%, 2/15/24	9/19 at 100.00	Ba2	176,261
813	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (8)	9/19 at 100.00	N/R	614,757
2,630	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB+	1,692,195
3,215	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	1/21 at 100.00	BBB+	3,296,757
2,680	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/23	1/22 at 100.00	BBB+	2,844,150
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
850	5.000%, 1/01/24	No Opt. Call	BBB+	942,336
1,500	5.000%, 1/01/25	No Opt. Call	BBB+	1,697,430
515	5.000%, 1/01/31	1/26 at 100.00	BBB+	584,515
1,685	5.000%, 1/01/38	1/26 at 100.00	BBB+	1,880,241

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
$1,000	15.916%, 11/15/29, 144A (IF) (5)	11/22 at 100.00	AA-	$1,451,010
3,040	15.916%, 11/15/33, 144A (IF) (5)	11/22 at 100.00	AA-	4,283,269
1,100	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	BB	1,143,329
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	BB	5,747,827
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339:
330	16.854%, 9/01/21, 144A (IF) (5)	No Opt. Call	AA+	454,595
480	16.883%, 9/01/21, 144A (IF) (5)	No Opt. Call	AA+	661,574
435	16.842%, 9/01/22, 144A (IF) (5)	No Opt. Call	AA+	679,688
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
2,680	5.000%, 4/01/24	9/19 at 100.00	Baa3	2,682,385
1,950	5.000%, 4/01/26	9/19 at 100.00	Baa3	1,951,443
2,000	5.000%, 4/01/31	9/19 at 100.00	Baa3	2,005,840
	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016:
1,500	3.000%, 9/01/30	9/26 at 100.00	A-	1,519,875
1,475	3.000%, 9/01/31	9/26 at 100.00	A-	1,484,263
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
895	5.000%, 5/15/20	No Opt. Call	Baa2	915,424
1,035	5.000%, 5/15/21	No Opt. Call	Baa2	1,092,981
1,210	5.000%, 5/15/22	No Opt. Call	Baa2	1,316,952
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa2	1,714,325
775	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/37	8/27 at 100.00	BBB-	896,962
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%, 6/15/27 – AGM Insured	6/24 at 100.00	AA	2,858,025
	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001:
4,300	0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB	3,971,824
1,000	0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BBB	876,880
	Illinois State, General Obligation Bonds, December Series 2017A:
890	5.000%, 12/01/27	No Opt. Call	BBB	1,054,152
1,020	5.000%, 12/01/28	12/27 at 100.00	BBB	1,204,151
2,250	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB	2,350,935
1,875	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB	1,913,569
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	1,750,005
5,175	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/26	No Opt. Call	BBB	6,000,671
4,565	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/26	No Opt. Call	BBB	5,258,743

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,870	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB	$1,886,886
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,750	5.000%, 8/01/22	No Opt. Call	BBB	1,896,177
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,459,840
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 14.060%, 8/01/23 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	2,919,660
3,560	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016C, 4.000%, 6/15/30 – BAM Insured	6/26 at 100.00	AA	3,867,904
2,060	Illinois State, Sales Tax Revenue Bonds, First Series 2002, 6.000%, 6/15/27 – NPFG Insured	No Opt. Call	A-	2,578,440
3,525	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 12/15/28	6/22 at 100.00	BBB	3,795,896
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 5.000%, 12/15/26	No Opt. Call	BBB	1,164,170
3,685	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.250%, 6/15/50	6/20 at 100.00	BBB	3,748,603
	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB+	1,263,361
200	5.000%, 10/01/26	4/25 at 100.00	BBB+	229,430
760	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series 2018C, 5.500%, 1/01/32	1/29 at 100.00	AAA	955,882
435	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	BB-	447,023
2,500	Wauconda, Illinois, Special Service Area 1 Special Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,878,125
131,786	Total Illinois			143,620,744
	Indiana – 3.1% (2.4% of Total Investments)
880	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22 (8)	No Opt. Call	N/R	616,000
4,035	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.000%, 3/01/33	3/23 at 100.00	B+	4,167,994
415	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B	415,593
850	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	893,988
870	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	915,022
5,590	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	BB-	5,708,452
6,330	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	BB-	6,392,983
1,295	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A, 5.500%, 4/01/24	No Opt. Call	Ba1	1,464,749

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$250	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	$275,273
20,515	Total Indiana			20,850,054
	Iowa – 2.4% (1.9% of Total Investments)
1,925	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	2,017,015
3,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	3,290,640
4,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/25 at 103.00	B+	4,984,103
3,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	9/19 at 105.00	B+	4,194,208
200	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2013, 3.000%, 9/01/19 (ETM)	No Opt. Call	N/R (4)	200,000
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	9/19 at 100.00	BB-	1,501,935
15,255	Total Iowa			16,187,901
	Kansas – 1.5% (1.2% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 2016-XG0056, 17.215%, 11/15/32, 144A (IF) (5)	5/22 at 100.00	AA	2,892,160
310	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 2015-XF2190, 13.958%, 11/15/32, 144A (IF) (5)	5/22 at 100.00	AA	421,519
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	239,760
1,750	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	9/19 at 100.00	BB+	1,753,185
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B, 6.100%, 12/15/34	12/22 at 100.00	N/R	1,300,000
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 5.250%, 12/15/29	12/22 at 100.00	N/R	3,840,000
14,260	Total Kansas			10,446,624
	Kentucky – 1.3% (1.0% of Total Investments)
	Kentucky Economic Development Finance Authority:
1,000	5.000%, 8/01/33	8/29 at 100.00	N/R	1,262,260
1,000	5.000%, 8/01/35	8/29 at 100.00	N/R	1,254,110
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
3,000	5.000%, 6/01/30	6/27 at 100.00	Baa3	3,552,360
1,315	5.000%, 6/01/31	6/27 at 100.00	Baa3	1,549,846
685	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/27	7/25 at 100.00	BBB+	797,820

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$175	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2014, 2.500%, 9/15/21 – BAM Insured	No Opt. Call	AA	$179,828
7,175	Total Kentucky			8,596,224
	Louisiana – 1.6% (1.3% of Total Investments)
	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
780	5.625%, 7/01/26	7/21 at 100.00	B	788,884
60	6.250%, 7/01/31	7/21 at 100.00	B	61,330
3,300	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	3,536,610
2,840	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 5.250%, 10/01/31 (6)	No Opt. Call	Baa1	2,945,676
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
250	5.250%, 5/15/22 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	267,350
500	6.250%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	543,080
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/22	No Opt. Call	AA-	1,104,730
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
500	5.000%, 1/01/31 (AMT)	1/27 at 100.00	A-	602,345
800	5.000%, 1/01/32 (AMT)	1/27 at 100.00	A-	959,600
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/29	11/24 at 100.00	N/R	314,047
10,315	Total Louisiana			11,123,652
	Maine – 0.1% (0.1% of Total Investments)
500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33 (AMT), 144A	12/26 at 100.00	N/R	535,710
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB	380,132
850	Total Maine			915,842
	Maryland – 0.7% (0.6% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
350	5.000%, 9/01/26	No Opt. Call	BBB-	428,757
1,000	5.000%, 9/01/33	9/27 at 100.00	BBB-	1,193,090
2,000	5.000%, 9/01/34	9/27 at 100.00	BBB-	2,375,820
775	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc., Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB-	797,770
4,125	Total Maryland			4,795,437

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 0.4% (0.3% of Total Investments)
$1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 5.000%, 7/01/26	No Opt. Call	BBB	$1,220,180
1,100	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013, 5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	1,184,667
2,100	Total Massachusetts			2,404,847
	Michigan – 4.6% (3.6% of Total Investments)
1,145	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	1,221,944
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,897,450
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,896,850
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,892,300
1,945	5.000%, 7/01/31 – AGM Insured	7/24 at 100.00	AA	2,261,802
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	A	2,346,400
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	A	2,324,260
325	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB-	328,006
185	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	B	179,972
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond Trust 2015-XF0126:
7	16.718%, 12/01/27 (Pre-refunded 12/01/20), 144A (IF) (5)	12/20 at 100.00	N/R (4)	8,580
818	16.718%, 12/01/27, 144A (IF)	12/20 at 100.00	AA-	1,002,631
255	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/22	9/19 at 100.00	BBB-	255,533
1,680	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2018, 7.000%, 12/01/30 (AMT), 144A	12/23 at 100.00	N/R	1,916,897
1,625	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	3/20 at 101.00	BBB	1,665,137
26,985	Total Michigan			31,197,762
	Minnesota – 0.1% (0.1% of Total Investments)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	279,269
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	267,547
510	Total Minnesota			546,816
	Mississippi – 0.5% (0.4% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Northrop Grumman Ship Systems Inc Project, Series 2006, 4.550%, 12/01/28	9/19 at 100.00	BBB	1,846,125

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
$800	17.133%, 1/01/26 (Pre-refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA- (4)	$1,160,936
500	17.133%, 1/01/28 (Pre-refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA- (4)	725,585
3,145	Total Mississippi			3,732,646
	Missouri – 1.5% (1.2% of Total Investments)
1,515	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/24	No Opt. Call	A-	1,631,231
1,125	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 4.000%, 11/01/27	11/25 at 100.00	N/R	1,175,546
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/36	12/22 at 100.00	BBB	3,129,690
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24	5/23 at 100.00	N/R	897,956
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
385	5.000%, 11/15/23	No Opt. Call	N/R	429,949
800	5.000%, 11/15/25	No Opt. Call	N/R	929,584
1,595	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Revenue Bonds, Contractual Payments of St Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38	4/27 at 100.00	A	1,933,220
9,285	Total Missouri			10,127,176
	Nebraska – 1.0% (0.8% of Total Investments)
2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	2,162,680
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A	1,576,437
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26	5/24 at 100.00	BBB+	729,177
2,150	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2018C, 3.750%, 9/01/38	9/27 at 100.00	AA+	2,337,695
6,230	Total Nebraska			6,805,989
	Nevada – 0.9% (0.7% of Total Investments)
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
320	5.000%, 9/01/29	9/27 at 100.00	A-	392,317
495	5.000%, 9/01/31	9/27 at 100.00	A-	600,910
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project, Refunding Series 2012, 5.000%, 9/01/27	9/22 at 100.00	A-	1,793,391
620	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	Aa3	627,688

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone, Refunding Series 2013:
$205	5.000%, 3/01/20	No Opt. Call	N/R	$207,206
215	5.000%, 3/01/21	No Opt. Call	N/R	221,385
220	5.000%, 3/01/22	No Opt. Call	N/R	229,948
1,465	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016, 5.000%, 6/15/31	6/26 at 100.00	BBB+	1,728,539
175	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017, 5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	192,495
5,345	Total Nevada			5,993,879
	New Hampshire – 0.1% (0.0% of Total Investments)
370	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B, 0.000%, 1/01/20 – RAAI Insured	No Opt. Call	AA	366,463
	New Jersey – 8.2% (6.5% of Total Investments)
3,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	BBB+	3,398,550
900	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/25	6/22 at 100.00	BBB+	976,572
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/42	12/27 at 100.00	A-	2,927,625
1,875	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 5.000%, 6/15/35	12/28 at 100.00	A-	2,255,269
1,200	New Jersey Economic Development Authority, School Facilities Construction Bonds, Tender Option Bond Trust Series 2016-XF2340, 6.056%, 9/01/27, 144A (IF) (5)	3/23 at 100.00	A-	1,221,468
1,615	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 4.000%, 6/15/28	6/24 at 100.00	A-	1,742,278
1,440	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340, 4.571%, 9/01/25, 144A (IF) (5)	3/25 at 100.00	A-	1,436,774
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
3,000	5.125%, 9/15/23 (AMT)	8/22 at 101.00	BB	3,252,030
7,550	5.250%, 9/15/29 (AMT)	8/22 at 101.00	BB	8,337,616
2,410	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	BB	2,803,625
5,000	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2014A, 4.000%, 9/01/29	9/24 at 100.00	A-	5,392,700
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BB+	7,481,670
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	AA	1,473,444
1,625	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	A-	1,178,856

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	A-	$1,148,600
2,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 5.000%, 6/15/31	12/28 at 100.00	A-	2,747,520
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
40	16.511%, 1/01/24 (Pre-refunded 7/01/22), 144A (IF)	7/22 at 100.00	A+ (4)	62,167
460	16.511%, 1/01/24 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	N/R (4)	714,918
1,705	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B, 5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	2,006,478
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
2,250	5.000%, 6/01/27	No Opt. Call	A	2,756,318
1,920	5.000%, 6/01/30	6/28 at 100.00	A-	2,360,064
49,940	Total New Jersey			55,674,542
	New Mexico – 0.5% (0.4% of Total Investments)
1,095	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (AMT)	9/19 at 100.00	N/R	1,096,062
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2012, 5.000%, 5/15/32	5/22 at 100.00	BBB-	2,090,120
3,095	Total New Mexico			3,186,182
	New York – 9.7% (7.7% of Total Investments)
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB-	511,262
570	4.000%, 4/01/23	No Opt. Call	BBB-	607,911
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014:
50	3.750%, 1/01/20 (AMT), 144A	No Opt. Call	N/R	50,341
1,080	4.500%, 1/01/25 (AMT), 144A	No Opt. Call	N/R	1,206,176
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
20	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (4)	22,968
820	5.000%, 5/01/23	No Opt. Call	BBB-	915,243
25	5.000%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (4)	28,612
975	5.000%, 5/01/28	5/23 at 100.00	BBB-	1,076,722
10,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Series 2017A, 5.000%, 2/15/27 (UB) (5)	No Opt. Call	Aa2	12,834,800
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	9/19 at 100.00	B-	999,970

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
$190	5.000%, 1/01/22 – AMBAC Insured	9/19 at 100.00	BBB	$190,498
2,740	5.000%, 1/01/39 – AMBAC Insured	9/19 at 100.00	BBB	2,785,374
3,610	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	3,928,330
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	7,344,545
1,325	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Series 2014-1, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	1,471,797
2,705	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/31	11/21 at 100.00	A+	2,935,358
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc., John F Kennedy International Airport Project, Refunding Series 2016:
2,390	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB	2,533,496
430	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB	454,239
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
2,000	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	2,480,160
2,000	5.000%, 1/01/30 (AMT)	1/28 at 100.00	Baa3	2,459,780
3,250	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	3,960,157
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
760	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	819,364
500	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	538,310
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
820	5.000%, 1/01/32 (AMT)	1/26 at 100.00	BBB	912,471
815	5.000%, 1/01/34 (AMT)	1/26 at 100.00	BBB	900,820
1,450	5.000%, 1/01/35 (AMT)	1/26 at 100.00	BBB	1,598,291
650	5.000%, 1/01/36 (AMT)	1/26 at 100.00	BBB	710,255
6,890	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	B+	6,836,189
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
2,000	5.000%, 6/01/24	No Opt. Call	B+	2,159,860
2,250	5.000%, 6/01/25	No Opt. Call	B+	2,460,780
58,320	Total New York			65,734,079
	Ohio – 8.3% (6.5% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
5,105	5.125%, 6/01/24	9/19 at 100.00	B-	5,105,102
16,290	5.750%, 6/01/34	9/19 at 100.00	B-	16,314,272

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$4,190	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (8)	No Opt. Call	N/R	$3,661,012
695	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18 (8)	No Opt. Call	CCC+	708,900
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21) (8)	No Opt. Call	N/R	6,180,000
17,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	14,910,544
320	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (8)	No Opt. Call	N/R	329,600
130	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	B-	134,558
260	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38 (AMT), 144A	1/28 at 100.00	N/R	282,272
250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	BB-	262,715
6,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (8)	No Opt. Call	N/R	5,242,500
2,780	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22	No Opt. Call	BB-	2,910,271
59,085	Total Ohio			56,041,746
	Oklahoma – 0.7% (0.6% of Total Investments)
975	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38	8/28 at 100.00	Baa3	1,171,502
3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/25)	6/25 at 100.00	BB-	3,760,977
4,275	Total Oklahoma			4,932,479
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/31	8/22 at 100.00	A-	1,079,700
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	9/19 at 100.00	N/R	739,892
1,730	Total Oregon			1,819,592
	Pennsylvania – 6.4% (5.1% of Total Investments)
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
3,300	6.750%, 11/01/24	11/19 at 100.00	BB-	3,321,978
420	6.875%, 5/01/30	11/19 at 100.00	BB-	421,714

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$530	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	9/19 at 100.00	N/R	$528,511
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	3,928,763
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,191,130
420	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (8)	No Opt. Call	N/R	366,975
400	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (8)	No Opt. Call	N/R	349,500
4,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (AMT)	No Opt. Call	B-	4,065,491
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	1,599,176
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30	7/25 at 100.00	BBB-	939,130
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,043,090
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BB+	1,704,864
1,805	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (8)	No Opt. Call	N/R	1,577,119
6,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory Put 9/01/20)	No Opt. Call	B	6,134,100
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB+	759,840
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	4,979,040
3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017, 5.000%, 12/01/35	12/27 at 100.00	A3	4,240,460
1,610	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	1,770,549
4,090	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/34	7/27 at 100.00	BBB-	4,723,091
40,405	Total Pennsylvania			43,644,521
	Puerto Rico – 1.2% (0.9% of Total Investments)
3,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 2.910%, 7/01/27	No Opt. Call	C	3,246,250

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$4,000	0.000%, 7/01/31	7/28 at 91.88	N/R	$2,711,760
2,031	4.750%, 7/01/53	7/28 at 100.00	N/R	2,087,482
9,531	Total Puerto Rico			8,045,492
	Rhode Island – 0.5% (0.4% of Total Investments)
	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A:
1,400	5.000%, 4/01/23	No Opt. Call	BBB	1,549,800
1,500	5.000%, 4/01/24	No Opt. Call	BBB	1,701,885
2,900	Total Rhode Island			3,251,685
	South Carolina – 1.1% (0.9% of Total Investments)
1,450	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35, 144A	2/25 at 100.00	BB	1,559,214
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Tender Option Bond Trust 2016-XG0098:
1,500	17.061%, 11/01/27 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	A+ (4)	2,412,855
1,010	17.046%, 11/01/28 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	A+ (4)	1,624,050
1,255	17.061%, 11/01/29 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	A+ (4)	2,018,755
5,215	Total South Carolina			7,614,874
	Tennessee – 1.1% (0.9% of Total Investments)
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A+	2,156,160
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/26	1/23 at 100.00	A+	2,159,886
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
3,055	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	2,808,859
525	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	468,809
7,515	Total Tennessee			7,593,714
	Texas – 5.7% (4.5% of Total Investments)
1,500	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	1,584,660
2,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A-	2,308,140
525	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB+	543,013
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0080, 18.501%, 12/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA+	5,906,420
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	2,050,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
$1,500	5.000%, 6/01/20	No Opt. Call	Baa2	$1,535,280
535	5.000%, 6/01/21	No Opt. Call	Baa2	563,184
855	5.000%, 6/01/22	No Opt. Call	Baa2	918,655
915	5.000%, 6/01/23	No Opt. Call	Baa2	1,001,650
3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)	No Opt. Call	BB	3,658,260
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/21 (AMT)	No Opt. Call	A3	215,240
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB-	1,036,190
1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding Series 2007, 4.450%, 6/01/20 – NPFG Insured	No Opt. Call	A-	1,532,040
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125, 16.700%, 9/15/29, 144A (IF) (5)	9/22 at 100.00	AA+	4,114,095
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	17.313%, 8/15/22, 144A (IF) (5)	No Opt. Call	AA-	154,430
155	17.164%, 8/15/24, 144A (IF) (5)	8/23 at 100.00	AA-	266,409
200	17.313%, 8/15/26, 144A (IF) (5)	8/23 at 100.00	AA-	341,836
170	17.135%, 8/15/27, 144A (IF) (5)	8/23 at 100.00	AA-	286,380
1,675	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48	9/27 at 100.00	Aaa	1,846,654
1,690	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A2	1,994,082
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/22	No Opt. Call	A3	5,553,100
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015, 6.125%, 9/01/35	9/25 at 100.00	N/R	1,239,837
30,390	Total Texas			38,650,235
	Virgin Islands – 0.2% (0.2% of Total Investments)
1,515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,651,335

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia – 1.6% (1.3% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012:
$1,265	4.000%, 3/01/20	No Opt. Call	N/R	$1,274,019
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,033,850
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,482,065
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Tender Option Bond Trust 2016-XG0080:
1,800	17.133%, 5/15/27, 144A (IF) (5)	5/22 at 100.00	AA+	2,715,984
120	17.133%, 5/15/28, 144A (IF) (5)	5/22 at 100.00	AA+	180,223
400	12.183%, 5/15/29, 144A (IF) (5)	5/22 at 100.00	AA+	546,200
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	1,054,330
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	3/22 at 100.00	N/R	717,150
130	4.500%, 3/01/29	3/22 at 100.00	N/R	131,437
1,505	5.000%, 3/01/30	3/22 at 100.00	N/R	1,545,018
9,325	Total Virginia			10,680,276
	Washington – 3.7% (3.0% of Total Investments)
2,200	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BBB-	2,421,100
4,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 10/01/32 (AMT) (UB) (5)	4/26 at 100.00	Aa2	4,787,800
305	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	9/19 at 100.00	N/R	306,860
	Washington Health Care Facilities Authority:
2,000	5.000%, 8/01/33	8/29 at 100.00	N/R	2,524,520
1,895	5.000%, 8/01/34	8/29 at 100.00	N/R	2,384,251
970	5.000%, 8/01/35	8/29 at 100.00	N/R	1,216,487
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 4.879%, 1/01/35, 144A (IF) (5)	7/24 at 100.00	BBB+	5,339,800
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
1,775	6.000%, 10/01/22, 144A	No Opt. Call	N/R	1,876,548
2,090	6.500%, 10/01/32, 144A	10/22 at 100.00	N/R	2,253,501
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A-	1,064,440
1,000	5.000%, 7/01/23	No Opt. Call	A-	1,124,400
22,235	Total Washington			25,299,707

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia – 0.3% (0.2% of Total Investments)
$1,105	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (AMT)	No Opt. Call	Baa3	$1,124,547
500	West Virginia Economic Development Authority, Excess Lottery Revenue Bonds, Series 2017A, 5.000%, 7/01/30	7/27 at 100.00	AAA	628,010
1,605	Total West Virginia			1,752,557
	Wisconsin – 2.7% (2.1% of Total Investments)
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	436,808
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
860	5.250%, 12/01/22	No Opt. Call	N/R	878,765
1,610	6.000%, 12/01/32	12/22 at 100.00	N/R	1,688,391
2,635	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	3,031,515
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
1,200	5.000%, 12/01/27, 144A	No Opt. Call	N/R	1,373,100
1,000	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	1,208,330
485	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.000%, 12/01/27	No Opt. Call	BBB-	542,608
355	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.000%, 4/01/22	No Opt. Call	BB	368,955
1,595	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	1,684,910
4,300	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	4,614,631
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	BBB-	1,259,549
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
50	15.674%, 4/01/22, 144A (IF) (5)	No Opt. Call	AA-	73,149
100	16.238%, 4/01/23, 144A (IF) (5)	No Opt. Call	AA-	166,098
185	15.971%, 4/01/24, 144A (IF) (5)	4/23 at 100.00	AA-	303,946
100	16.238%, 4/01/25, 144A (IF) (5)	4/23 at 100.00	AA-	165,160
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
20	5.250%, 12/15/23 – AGM Insured	No Opt. Call	AA	22,189
15	5.250%, 12/15/27 – AGM Insured	No Opt. Call	AA	18,329

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc, Series 2010B, 5.000%, 4/01/30	4/20 at 100.00	A-	$253,915
16,290	Total Wisconsin			18,090,348
$789,281	Total Long-Term Investments (cost $818,188,638)			857,721,022
	Floating Rate Obligations – (2.1)%			(14,480,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (25.8)% (9)			(174,863,438)
	Other Assets Less Liabilities – 1.5% (10)			10,141,778
	Net Assets Applicable to Common Shares – 100%			$678,519,362
Investments in Derivatives
Interest Rate Swaps - OTC Cleared
Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$6,200,000	Receive	3-Month LIBOR	2.979%	Semi-Annually	10/04/19	10/04/29	$(935,447)	$447	$(935,894)	$(12,881)
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$857,413,463	$307,559	$857,721,022
Investments in Derivatives:
Interest Rate Swaps*	—	(935,894)	—	(935,894)
Total	$ —	$856,477,569	$307,559	$856,785,128

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 20.4%.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.